Cash flows reconciliation (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows Reconciliation
Additions to PP&E with capitalized loans and borrowing costs	$ 36	$ 19	$ 47